Share based payments	6 Months Ended
Jun. 30, 2019
Share based payments
Share based payments

10        Share‑based payments

The Company has a stock options scheme for the employees of the Company and its subsidiaries. In accordance with the terms of the plan, as approved by shareholders, employees may be granted options to purchase ordinary shares at an exercise price as mentioned below per ordinary share, as set forth below.

The stock options can be granted to employees, consultants or directors of the Company and its subsidiaries. The stock options have been granted free of charge. Each employee’s stock option converts into one ordinary share of the Company upon exercise. No amounts are paid or payable by the recipient on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

The stock options granted vest, in principle, as follows:

•	1/3rd of the stock options granted will vest on the first anniversary of the granting of the stock options, and
•	1/24th of the remaining 2/3rd of the stock options granted will vest on the last day of each of the 24 months following the month of the first anniversary of the granting of the stock options.

No other conditions are attached to the stock options.

The following share‑based payment arrangements were in existence during the current and prior years:

	Exercise price	Outstanding	Outstanding
	per stock	stock options on	stock options on
	options	June 30,	December 31,
Expiry date	(in €)	2019	2018
2020	€3.95	15,200	18,200
2021	3.95	—	—
2023	2.44	215,519	294,400
2024	2.44	96,696	117,733
2024	3.95	6,238	6,895
2024	7.17	337,100	407,061
2024	2.44	6,000	26,970
2025	11.44	39,000	39,000
2025	10.34	3,000	3,000
2025	9.47	188,590	226,323
2026	11.38	49,995	50,415
2026	11.47	225,874	257,616
2026	14.13	268,371	315,102
2027	18.41	111,389	114,019
2027	21.17	569,871	628,292
2023	80.82	94,100	94,600
2028	80.82	75,450	75,450
2023	86.32	367,760	369,760
2028	86.32	433,365	491,815
2024/2029 (1)	€113.49	423,487
		3,527,005	3,536,651

(1)	On June 28, 2019, the Company granted a total of 423,487 stock options. The beneficiary can choose between a contractual term of five or ten years.

The fair market value of the stock options has been determined based on the Black and Scholes model. The expected volatility in the model is based on the historical volatility of peer companies and historical volatility of the Company since its initial public offering.

On June 28, 2019, the Company granted a total of 423,487 stock options to certain of its employees, Board members and consultants. Below is an overview of the parameters used in relation to the new grant during 2019:

Stock options granted in	June 2019
Number of options granted	423,487
Average fair value of options (in EUR)	€67.35
Share price (in EUR)	€123.20
Exercise price (in EUR)	€113.49
Expected volatility	45.3%
Average expected option life (in years) (1)	10.00
Risk‑free interest rate	0.07%
Expected dividends	—%

(1)

The beneficiary can choose between a contractual term of five or ten years. The average expected option life is currently estimated at ten years. This estimate will be reassessed once the acceptance period of 60 days has passed and the beneficiaries will have made a choice between a contractual term of five or ten years. The total fair value of the grant would range from €26.3 million (100% of the stock options at an expected option life of five years) to €28.5 million (100% of the stock options at an expected option life of ten years).

The total share‑based payment expense recognized in the unaudited condensed consolidated statement of profit and loss and other comprehensive income totaled €17.2 million for the six months ended June 30, 2019 compared to €8.8 million for the six months ended June 30, 2018.

The total number of stock options outstanding on June 30, 2019 totaled 3,527,005, compared to 3,536,651 outstanding on December 31, 2018. No stock options expired in the six months ended June 30, 2019 or in the year ended December 31, 2018. 365,316 stock options have been exercised in the six months ended June 30, 2019, compared to 319,671 in the year ended December 31, 2018. A total of 67,817 stock options have been forfeited in the six months ended June 30, 2019, compared to 46,369 in the year ended December 31, 2018.